Station Operations and Lease Agreement	12 Months Ended
Dec. 31, 2015
Station Operations and Lease Agreement [Abstract]
Station Operations and Lease Agreement
7.	Station Operations and Lease Agreement

In December 2015, Titan Diamond Bar, LLC (Diamond Bar) entered into a transfer of ownership and lease arrangement with the South Coast Air Quality Management District (SCAQMD). This property has an existing compressed natural gas (CNG) station owned and operated by the SCAQMD. Thirty days after the date of the agreement, SCAQMD will transfer to Diamond Bar, without charge, all of their rights and interests in the existing assets. The Agreement also specifics that Diamond Bar lease the property for $1 and identifies certain commitments agreed to by the parties. Some of the more significant ones are as follows:

●	Within 180 days from the contract execution, Diamond Bar, using its best efforts, shall sell any surplus assets and provide SCAQMD with 90% of the net proceeds, as defined.

●	Diamond Bar is also required to comply with certain provisions in the agreement with regards to the operation and maintenance of the station.

●	Diamond Bar, at their expense and upon written consent from SCAQMD, can remodel, redecorate or otherwise make improvements and replacements of and to all or any part of the leased premises.

●	Diamond Bar is required to install specific station upgrades, as defined, and is responsible for the cost of these upgrades. All upgrades must be completed within eight months of the execution date. Any improvements made to the premises remain the property of Diamond Bar and can be removed by Diamond Bar.

●	The fueling rate charged to the SCAQMD will be based on actual utility costs, taxes and a fee not to exceed $0.50 per Gasoline Gallon Equivalent (GGE). Currently the rate charged is substantially equal to the market rate charged to all other customers.

The contract ends December 31, 2020. SCAQMD can extend the contract for a period not to exceed five years starting January 1, 2021 at no additional cost. Either party may terminate the contract with sixty days’ notice. If the SCAQMD terminates without cause they will be required to either purchase the property necessary for the operation of the CNG station or reimburse Diamond Bar for the cost of removing the property. If Diamond Bar terminates the contract without cause, the SCAQMD shall have the option to either purchase the property necessary for the operation of the station or require Diamond Bar to remove the property at no cost to SCAQMD.